Exchange Act-Forms
                                    FORM 13F

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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Benchmark Capital Management Co. II, L.L.C.
________________________________________________________________________________

Address:  2490 Sand Hill Road, Menlo Park, CA 94025_____________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05417 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Steven M. Spurlock

Title:  Managing Member

Phone:  650 854-8180

Signature, Place, and Date of Signing:

/s/ Steven M. Spurlock__________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

November 13, 2000_______________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13FCOMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      9
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Form 13F Information Table Value Total:             $1,811,431
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None

    Ashford.com, Inc.        COM         044093102        36,660    10,862,177  SH      Sole               10,862,177
    Critical Path, Inc.      COM         22674V100       193,596     3,186,768  SH      Sole                3,186,768
    E-Loan, Inc.             COM         26861P107        37,808     9,027,624  SH      Sole                9,027,624
    1-800-Flowers.com, Inc.  COM         68243Q106         4,744       951,870  SH      Sole                  951,870
    PlanetRx                 COM         727049108         2,337     5,334,985  SH      Sole                5,334,985
    Red Hat Software, Inc.   COM         756577102        65,111     3,815,908  SH      Sole                3,815,908
    Scient Corporation       COM         80864H109        73,447     3,507,822  SH      Sole                3,507,822
    Turnstone                COM         900423104        99,356     2,142,446  SH      Sole                2,142,446
    Handspring, Inc.         COM         410293104     1,298,372    18,799,821  SH      Sole               18,799,821
                                             TOTAL     1,811,431